Preferred Stock (Details Narrative) - Series A Preferred Stock [Member]	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2022	Feb. 28, 2018
Class of Stock [Line Items]
Preferred stock, voting rights	The Series A Preferred Stock entitled the holder to vote on any matters related to the election of directors and was reduced from 50.1% at December 31, 2021 to 29.5%, effective with the IPO.
Alan Blackman [Member] | IPO [Member]
Class of Stock [Line Items]
Ownership interest percentage			10.00%
Director [Member] | Alan Blackman [Member]
Class of Stock [Line Items]
Ownership interest percentage		50.10%
Director [Member] | Alan Blackman [Member] | IPO [Member]
Class of Stock [Line Items]
Ownership interest percentage		29.50%